Basis of preparation (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Basis Of Preparation
Schedule of material subsidiaries

The Company’s material subsidiaries as of August 31, 2022, are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar

The Company’s material subsidiaries as at August 31, 2021 are as follows:

Name of Subsidiary	Country of Incorporation	Ownership Percentage	Functional Currency
Frankly Inc.	Canada	100%	Canadian Dollar
UMG Media Ltd.	Canada	100%	Canadian Dollar
Eden Games S.A.	France	96%	Euro
Stream Hatchet S.L.	Spain	100%	Euro
SideQik, Inc.	USA	100%	US Dollar
WinView, Inc.	USA	100%	US Dollar